Share capital and capital surplus (Tables)	12 Months Ended
Dec. 31, 2019
Share capital and capital surplus:
Disclosure of classes of share capital [text block]

	Number of
	shares issued and	Share
	fully paid	Capital

At 19 December 2019 and 31 December 2019	131,356,980	91